Property and Equipment, Net - Schedule of Property and Equipment , Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment , Net [Line Item]
Property and equipment, gross	$ 15,971	$ 15,494
Less - Accumulated depreciation	(10,877)	(9,419)
Depreciated cost	5,094	6,075
Computers and software [Member]
Schedule of Property and Equipment , Net [Line Item]
Property and equipment, gross	775	630
Laboratory equipment [Member]
Schedule of Property and Equipment , Net [Line Item]
Property and equipment, gross	8,441	8,167
Furniture and office equipment [Member]
Schedule of Property and Equipment , Net [Line Item]
Property and equipment, gross	188	173
Leasehold Improvements [Member]
Schedule of Property and Equipment , Net [Line Item]
Property and equipment, gross	$ 6,567	$ 6,524